RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Salaries And Benefits	$ 299	$ 265	$ 738	$ 500
Office And Miscellaneous	420	85	594	241
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	232	187	452	378
Office And Miscellaneous	109	77	206	182
Total Cost	$ 341	$ 264	$ 658	$ 560